Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Summary of accounts receivable, net

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable, gross	12,048	17,032
Less: allowance for credit losses	(4,456)	(3,839)
Total accounts receivable, net	7,592	13,193